FPA QUEENS ROAD VALUE FUND
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.6%
	AEROSPACE/DEFENSE — 5.1%
8,000	General Dynamics Corp.	$1,602,480
6,600	Raytheon Technologies Corp.	559,416
		2,161,896
	APPAREL — 1.5%
8,500	VF Corp.	649,995

	BANKS — 5.3%
14,500	Bank of New York Mellon Corp.	800,690
9,000	JPMorgan Chase & Co.	1,439,550
		2,240,240
	COMPUTERS — 1.7%
46,378	Hewlett Packard Enterprise Co.	717,004

	DIVERSIFIED FINANCIAL SERVICES — 16.2%
16,000	American Express Co.	2,655,360
9,000	Ameriprise Financial, Inc.	2,456,190
7,900	T. Rowe Price Group, Inc.	1,768,573
		6,880,123
	ELECTRONICS — 1.2%
3,400	Allegion PLC	489,566

	FOOD — 1.3%
9,000	Mondelez International, Inc., Class A	558,630

	HEALTHCARE-PRODUCTS — 5.8%
6,300	Danaher Corp.	2,042,208
3,022	Medtronic PLC	403,377
		2,445,585
	HEALTHCARE-SERVICES — 5.6%
6,300	Anthem, Inc.	2,363,319

	HOUSEHOLD PRODUCTS/WARES — 3.0%
6,086	Clorox Co.	1,022,752
1,717	Kimberly-Clark Corp.	236,620
		1,259,372
	INSURANCE — 5.5%
3	Berkshire Hathaway, Inc., Class A1	1,289,700
10,000	Prudential Financial, Inc.	1,058,800
		2,348,500
	MACHINERY-DIVERSIFIED — 1.1%
9,000	Ingersoll Rand, Inc.[1]	477,180

	MEDIA — 2.2%
5,151	Walt Disney Co.[1]	933,876

	MISCELLANEOUS MANUFACTURING — 13.6%
3,600	3M Co.	701,064
18,000	Eaton Corp. PLC	3,030,480
10,200	Trane Technologies PLC	2,024,700
		5,756,244
	PHARMACEUTICALS — 6.6%
5,000	Bristol-Myers Squibb Co.	334,300
13,820	Merck & Co., Inc.	1,054,328
31,000	Pfizer, Inc.	1,428,170
		2,816,798
	RETAIL — 2.4%
4,225	McDonald's Corp.	1,003,268

	SEMICONDUCTORS — 3.3%
26,000	Intel Corp.	1,405,560

	SOFTWARE — 5.2%
25,000	Oracle Corp.	2,228,250

	TELECOMMUNICATIONS — 6.5%
37,500	Cisco Systems, Inc.	2,213,250
10,000	Verizon Communications, Inc.	550,000
		2,763,250
	TRANSPORTATION — 1.5%
3,000	Union Pacific Corp.	650,520

	TOTAL COMMON STOCKS
	(Cost $12,940,039)	40,149,176

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUND — 2.4%
992,121	State Street Institutional Treasury Plus Money Market Fund, 0.01%[2]	992,121

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $992,121)	992,121

	TOTAL INVESTMENTS — 97.0%
	(Cost $13,932,160)	41,141,297

	Other Assets in Excess of Liabilities — 3.0%	1,288,200

	TOTAL NET ASSETS — 100.0%	$42,429,497

PLC – Public Limited Company

[1]	Non-income Producing.
[2]	Represents the 7-day effective yield as of August 31, 2021.

FPA QUEENS ROAD SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.9%
	AEROSPACE/DEFENSE — 0.9%
34,809	Astronics Corp.[1]	$465,048
73,372	Ducommun, Inc.[1]	3,866,705
		4,331,753
	AGRICULTURE — 1.0%
65,838	Darling Ingredients, Inc.[1]	4,904,931

	APPAREL — 5.6%
58,772	Carter's, Inc.	6,017,077
27,860	Deckers Outdoor Corp.[1]	11,658,017
98,166	PVH Corp.[1]	10,286,815
		27,961,909
	BANKS — 4.5%
2,203	Merchants Bancorp	80,784
309,845	ServisFirst Bancshares, Inc.	22,748,820
		22,829,604
	COMMERCIAL SERVICES — 0.1%
11,760	Cass Information Systems, Inc.	530,141

	COMPUTERS — 1.4%
82,975	Science Applications International Corp.	6,988,984

	DISTRIBUTION/WHOLESALE — 2.3%
291,416	G-III Apparel Group Ltd.[1]	9,013,497
47,401	VSE Corp.	2,369,576
		11,383,073
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.6%
2,994	Graham Corp.	35,928
8,195	Littelfuse, Inc.	2,338,853
19,864	Powell Industries, Inc.	502,559
		2,877,340
	ELECTRONICS — 5.2%
31,199	Arrow Electronics, Inc.[1]	3,781,943
99,924	SYNNEX Corp.	12,697,342
436,007	Vishay Intertechnology, Inc.	9,579,074
		26,058,359
	ENGINEERING & CONSTRUCTION — 2.8%
156,177	MasTec, Inc.[1]	14,280,825

	FOOD — 2.3%
162,980	Sprouts Farmers Market, Inc.[1]	4,058,202
199,270	TreeHouse Foods, Inc.[1]	7,466,647
		11,524,849
	FOREST PRODUCTS & PAPER — 2.8%
366,582	Schweitzer-Mauduit International, Inc.	14,029,093

	GAS — 4.3%
272,460	New Jersey Resources Corp.	10,173,656
471,853	South Jersey Industries, Inc.	11,706,673
		21,880,329
	INSURANCE — 15.2%
593,598	American Equity Investment Life Holding Co.	18,811,121
54,054	American National Group, Inc.	10,405,395
554,434	CNO Financial Group, Inc.	13,561,456
20,382	Crawford & Co., Class B	192,610
403,993	Horace Mann Educators Corp.	16,563,713
150,000	MGIC Investment Corp.	2,290,500
129,811	RLI Corp.	14,179,255
4,905	Safety Insurance Group, Inc.	398,825
		76,402,875
	MACHINERY-CONSTRUCTION & MINING — 2.1%
90,689	Oshkosh Corp.	10,391,146

	MACHINERY-DIVERSIFIED — 4.3%
12,587	AGCO Corp.	1,732,223
50,923	Colfax Corp.[1]	2,452,961
73,777	CSW Industrials, Inc.	9,796,848
94,946	Graco, Inc.	7,445,665
		21,427,697
	MEDIA — 1.3%
194,109	Scholastic Corp.	6,452,183

	METAL FABRICATE/HARDWARE — 0.5%
158,063	LB Foster Co.[1]	2,694,974

	MINING — 0.8%
169,440	Livent Corp.[1]	4,213,973

	MISCELLANEOUS MANUFACTURING — 3.4%
14,303	Chase Corp.	1,637,694
150,266	Fabrinet[1]	15,480,403
		17,118,097
	OFFICE FURNISHINGS — 0.6%
225,808	Kimball International, Inc., Class B	2,815,826

	PACKAGING & CONTAINERS — 0.9%
231,077	Graphic Packaging Holding Co.	4,741,700

	PHARMACEUTICALS — 1.4%
193,165	Owens & Minor, Inc.	7,201,191

	REITS — 1.0%
196,306	Equity Commonwealth	5,170,700

	RETAIL — 2.5%
152,439	MSC Industrial Direct Co., Inc., Class A	12,836,888

FPA QUEENS ROAD SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	SAVINGS & LOANS — 2.7%
204,139	Axos Financial, Inc.[1]	$9,896,659
260,790	Investors Bancorp, Inc.	3,731,905
		13,628,564
	SEMICONDUCTORS — 5.0%
131,911	Synaptics, Inc.[1]	25,034,069

	SOFTWARE — 4.0%
65,895	Concentrix Corp.[1]	11,425,534
179,166	CSG Systems International, Inc.	8,637,593
		20,063,127
	TELECOMMUNICATIONS — 3.5%
240,918	InterDigital, Inc.	17,372,597

	TEXTILES — 0.9%
20,452	UniFirst Corp.	4,684,940

	TOTAL COMMON STOCKS
	(Cost $275,416,604)	421,831,737

	PREFERRED STOCKS — 0.0%
	DISTRIBUTION/WHOLESALE — 0.0%
6,085	WESCO International, Inc.	189,822

	TOTAL PREFERRED STOCKS
	(Cost $161,252)	189,822

	SHORT-TERM INVESTMENTS — 16.1%
	MONEY MARKET FUND — 16.1%
80,830,236	State Street Institutional Treasury Plus Money Market Fund, 0.01%[2]	80,830,236

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $80,830,236)	80,830,236

	TOTAL INVESTMENTS — 100.0%
	(Cost $356,408,092)	502,851,795

	Liabilities in Excess of Other Assets — (0.0)%	(125,559)

	TOTAL NET ASSETS — 100.0%	$502,726,236

[1]	Non-income Producing.
[2]	Represents the 7-day effective yield as of August 31, 2021.